Operating lease and other commitments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating lease and other commitments
Begininng balance	$ 158,384	$ 383,969
Renewed office lease	0	0
Accumulated amortization	(54,719)	(55,499)
Ending balance	$ 103,665	$ 328,470